SHARE CAPITAL (Tables)	12 Months Ended
Dec. 31, 2018
Share Capital, Reserves And Other Equity Interest [Abstract]
Disclosure of classes of share capital
Common Share Capital

($ millions, except as noted)	Number of Common Shares (millions)	Common Share Capital
Balance at December 31, 2016	397	8,808
Issued, net of issue costs	99	4,356
Dividend reinvestment plan	4	148
Debenture conversions	2	73
Share-based payment transactions	1	62
Balance at December 31, 2017	503	13,447
Debenture conversions	3	140
Share-based payment transactions	2	75
Balance at December 31, 2018	508	13,662
Preferred Share Capital

($ millions, except as noted)	Number of Preferred Shares (millions)	Preferred Share Capital
Balance at December 31, 2016	62	1,509
Class A, Series 15 Preferred shares issued, net of issue costs	8	178
Class A, Series 17 Preferred shares issued, net of issue costs	6	141
Class A, Series 19 Preferred shares issued, net of issue costs	8	203
Class A, Series 21 Preferred shares issued, net of issue costs	16	393
Balance at December 31, 2017	100	2,424
Preferred Shares issued, net of issue costs	—	(1)
Balance at December 31, 2018	100	2,423

Disclosure of dividends
The following dividends were declared by the Company:

For the years ended December 31
($ millions)	2018	2017
Common shares
Common shares $2.24 per qualifying share (2017: $2.04)	1,131	873
Preferred shares
$1.062500 per qualifying Series 1 preferred share (2017: $1.062500)	11	11
$1.175000 per qualifying Series 3 preferred share (2017: $1.175000)	7	7
$1.250000 per qualifying Series 5 preferred share (2017: $1.250000)	12	12
$1.125000 per qualifying Series 7 preferred share (2017: $1.125000)	11	11
$1.187500 per qualifying Series 9 preferred share (2017: $1.187500)	11	11
$1.437500 per qualifying Series 11 preferred share (2017: $1.437500)	10	10
$1.437500 per qualifying Series 13 preferred share (2017: $1.437500)	14	14
$1.116000 per qualifying Series 15 preferred share (2017: $0.279000)	9	2
$1.250000 per qualifying Series 17 preferred share (2017: $0.312500)	8	2
$1.250000 per qualifying Series 19 preferred share (2017: $0.312500)	10	3
$1.200650 per qualifying Series 21 preferred share (2017: nil)	19	—
	122	83
Pembina's Board of Directors also declared quarterly dividends for the Company's preferred shares as outlined in the following table:

Series	Record Date	Payable Date	Per Share Amount	Dividend Amount ($ millions)
Series 1	February 1, 2019	March 1, 2019	$0.306625	3
Series 3	February 1, 2019	March 1, 2019	$0.293750	2
Series 5	February 1, 2019	March 1, 2019	$0.312500	3
Series 7	February 1, 2019	March 1, 2019	$0.281250	3
Series 9	February 1, 2019	March 1, 2019	$0.296875	2
Series 11	February 1, 2019	March 1, 2019	$0.359375	2
Series 13	February 1, 2019	March 1, 2019	$0.359375	4
Series 15	March 15, 2019	April 1, 2019	$0.279000	2
Series 17	March 15, 2019	April 1, 2019	$0.312500	2
Series 19	March 15, 2019	April 1, 2019	$0.312500	3
Series 21	February 1, 2019	March 1, 2019	$0.306250	5